LONG-TERM LOANS FROM BANKS	12 Months Ended
Dec. 31, 2012
LONG-TERM LOANS FROM BANKS [Abstract]
LONG-TERM LOANS FROM BANKS
NOTE 12 -     LONG-TERM LOANS FROM BANKS

A.	Composition:

As of December 31, 2012
Effective interest rate
In U.S. Dollar	3.06%	$131,055
In JPY	2.92%	13,347
Total long-term loans from banks-principal amount		144,402
Fair value adjustments		(24,410)
Total long-term loans from banks		119,992
Current maturities		25,000
		$94,992

As of December 31, 2011
Effective interest rate (*)
In U.S. Dollar	3.1-3.4%	$116,355
In U.S. Dollar	5.55%	30,000
Total long-term loans from banks-principal amount		146,355
Fair value adjustments		(37,210)
Total long-term loans from banks		109,145
Current maturities		5,300
		$103,845

(*)      The effective interest rate as of December 31, 2011 of loans in the amount of $30,000, takes into account the terms of the economic hedging agreements described in Note 14A.

B.	Facility Agreement with Tower

Introduction

In January 2001, Tower entered into a credit facility agreement with two Israeli Banks (the "Israeli Banks") to fund the establishment and equipping of Fab 2 ("Facility Agreement"). The Facility Agreement has since been amended several times, under the amended Facility Agreement, the outstanding debt as of December 31, 2012, was approximately $131,000, and the annual interest rate is the three-month USD LIBOR plus 2.75%.

Under the Facility Agreement, Tower agreed to register liens in favor of the Israeli Banks on substantially all of its present and future assets.

The Facility Agreement with the Israeli Banks restricts Tower's ability to place liens on its assets (other than existing liens in favor of the State of Israel in respect of Investment Center grants - see Note 7B), without the prior consent of the Israeli Banks. Furthermore, the Facility Agreement contains certain restrictive financial ratios and covenants.

According to the Facility Agreement, satisfying the financial ratios and covenants is a material provision. The amended Facility Agreement provides that if, as a result of any default, the Israeli Banks were to accelerate Tower's obligations, Tower would be obligated, among other matters, to immediately repay all loans made by the Israeli Banks (which as of the approval date of the financial statements amounted to approximately $131,000) plus penalties, and the Israeli Banks would be entitled to exercise the remedies available to them under the Facility Agreement, including enforcement of their liens against all of Tower's assets.

September 2006 Amendment

In September 2006, Tower signed definitive agreements with the Israeli Banks and The Israel Corporation Ltd. (''TIC").  Pursuant to said agreements, among other things, the interest rate then applicable for the quarterly actual interest payment on the loans was decreased from three-month USD LIBOR plus 2.5% per annum to three-month USD LIBOR plus 1.1% per annum, effective from May 17, 2006. As compensation for the decreased interest and subject to adjustment, it was agreed that in 2011, the Israeli Banks would be issued a number of Tower ordinary shares equal to the decrease in the interest divided by the average closing price of Tower's ordinary shares during the fourth quarter of 2010.

In February 2011, the Company issued approximately 563 thousand shares to the Israeli Banks in consideration for such decreased interest as described above.

2010 Definitive Agreements with the Israeli Banks

During 2010, Tower signed and closed definitive agreements with the Israeli Banks. Pursuant to said agreements, it was agreed among other things that: (i) the commencement date for the repayment of the remaining principal of the Israeli Banks' loans, then outstanding in the amount of  $161,000 was extended to  quarterly installments between September 2013 and December 2015 ;  (ii) the interest rate on the remaining principal of the Israeli Bank's loans was set to be USD LIBOR plus 2.75% per annum; (iii) in certain circumstances stipulated in said agreements, following receipt by Tower of significant amounts of proceeds from certain sources, Tower agreed to early repayment of a certain amount of the outstanding loans; (iv)  all warrants granted to the Israeli Banks were extended to December 2015; (v) Tower agreed to pay fees to the Israeli Banks.

2011 Letter Agreement with the Israeli Banks

In February 2011, Tower entered into a letter agreement with the Israeli Banks pursuant to which the Israeli Banks gave their consent for the acquisition of Micron's fabrication facility in Japan, as detailed in Note 3 above. In the course of this amendment, Tower and the Israeli Banks agreed that $50,000 of funds would be placed in deposits reserved until December 2011 to secure sources for the payment of its debt obligations and Tower agreed to prepay to the Israeli Banks $15,000 on account of the outstanding loans on each of March and December 2011. Following those repayments, the principal amount of Tower's long-term loans as of December 31, 2012 is approximately $131,000, payable in quarterly installments from September 2013 through September 2015, totaling $25,000 in 2013, $80,000 in 2014 and $26,000 in 2015.

 Accounting for the Loans under the Facility Agreement

Loans received under the Facility Agreement, as amended to date, are presented at fair value, with changes in value reflected on the statements of operations, following adoption by the Company of ASC 825-10 Fair Value Option and Tower's election to apply the fair value option to the Facility Agreement.

The effects of the 2010 definitive agreements with the Israeli Banks and 2011 letter agreement with the Israeli Banks have been included in the measurement of the fair value of the loans at the relevant periods.

C.	GE Credit Line with TJP

In May 2012, TJP signed a definitive credit line agreement with GE Capital to provide a three-year secured asset-based revolving credit line of up to 4 billion Japanese Yen (approximately $50,000). The borrowing availability varies based on the levels of TJP's eligible accounts receivable, eligible equipment and real estate and other terms and conditions stipulated in the credit line agreement. Loans to be obtained under this credit line will carry an interest of the higher of TIBOR rate or LIBOR rate plus 2.6% per annum. The TJP credit line agreement contains customary covenants and other terms, as well as customary events of default. The facility is secured by a first priority security interest over the assets of TJP. The borrowing availability under the credit varies from time to time based on the levels of TJP's eligible accounts receivable, eligible equipment and other terms and conditions set forth in the agreement and is capped at $30,000 until June 2013 and $50,000 thereafter.

As of December 31, 2012, the total availability amounted to $30,000 of which an amount of approximately $13,347 was outstanding. In connection with the GE credit line agreement, Micron's security interest over the assets of TJP was changed to a second priority security interest, subordinated to GE Capital's first priority security interest. Additionally, Tower, TJP, Micron Technology Inc. and Micron Japan Ltd. entered into an intercreditor agreement governing the subordination and priority of claims over TJP's assets, and the order of priority in the realization of any security interests over TJP's assets.